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September 9, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      AUSA Life Insurance Company, Inc. Separate Account C -
         Prism Variable Annuity
         File No. 333-65159, 811-9062, CIK 947506
         Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), AUSA Life Insurance Company, Inc. Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

..  Calvert Variable Series, Inc. (CIK:708950) filed August 26,2002
..  Dreyfus Socially Responsible Growth Fund, Inc. (CIK:  890064) filed
   August 27, 2002


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel